Derivative Instruments and Hedging Activity - Fair Value of Derivative Instruments Included in Balance Sheets (Details) - Cash Flow Hedges [Member] - Designated as Hedging Instrument [Member] - Interest Rate Swap [Member] - USD ($)
$ in Millions
	Dec. 31, 2014	Dec. 31, 2013
Other Noncurrent Assets [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative instruments, assets	$ 5	$ 18
Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative instruments, assets	3	0
Fair value of derivative instruments, liabilities	3	$ 5
Other Noncurrent Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative instruments, liabilities	$ 8